Installment Receivables Activity in the Deferred Interest and Allowance for Credit Losses for the Installment Receivables (Details) (Financing Receivable [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Deferred interest and allowance for credit losses, beginning of period	$ 124	$ 13	$ 0
Bad debt expense	44	3
Write-offs, net of recoveries	0	0
Change in deferred interest on short-term and long-term installment receivables	$ 67	$ 10